Payments, Details - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 143,000	Fees	Canada	snj:CA-NL	Canada - Newfoundland and Labrador, Town of Appleton	Queensway